Appendix 2 Changes in the Scope of Consolidation - Summary of Companies Incorporated Into Scope of Consolidation (Detail) - Empresa de Transmision Chena S.A [Member]	12 Months Ended
Dec. 31, 2017
Disclosure Of Subsidiaries Incorporated Into Consolidation [Line Items]
Percentage of indirect control	100.00%
Total	100.00%